Provisions, Trade and Other Payables - Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions:
Provisions at 1 January:	€ 6,899
Acquisition of businesses			€ 6,987
Utilised during the year	(4,570)
Reversed during the year	(1,576)
Exchange differences	88	€ (88)
Total provisions at 31 December	841	6,899
Current	€ 841	2,086
Non-current		€ 4,813